Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,966,530	$ 2,957,939	$ 2,984,164
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	23,700	29,100
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	4,200	4,400
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	7,200	10,000
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	4,800	6,300
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 7,500	$ 8,400